CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Beginning balance at Dec. 31, 2018	$ 3,019.7	$ 1.3	$ (1,621.9)	$ (81.3)	$ 88.6	$ 1,406.4
Net income			695.9		5.5	701.4
Other comprehensive income				19.4	0.6	20.0
Dividends			(100.0)			(100.0)
Ending balance at Dec. 31, 2019	3,019.7	1.3	(1,026.0)	(61.9)	94.7	2,027.8
Net income			641.0		10.2	651.2
Other comprehensive income				(69.2)	(3.1)	(72.3)
Dividends			(190.0)		(0.2)	(190.2)
Reduction of paid-up capital	(1,729.1)	733.0				(996.1)
Ending balance at Dec. 31, 2020	1,290.6	734.3	(575.0)	(131.1)	101.6	1,420.4
Net income			570.7		10.0	580.7
Other comprehensive income				114.2	11.8	126.0
Dividends			(565.0)		(0.1)	(565.1)
Ending balance at Dec. 31, 2021	$ 1,290.6	$ 734.3	$ (569.3)	$ (16.9)	$ 123.3	$ 1,562.0